Advances to suppliers (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Supplies [Roll Forward]
Beginning balance	$ 23,371,852	$ 14,034,379
Increased during the year	11,545,708	40,398,618
Less: utilized during the year	23,335,373	31,303,861
Exchange rate difference	942,245	966,371
Sub-total	13,248,087	24,095,507
Less: allowance for doubtful accounts	(176,516)	(723,655)
Ending balance	$ 13,071,571	$ 23,371,852